INCENTIVE PLANS - Performance Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted- average grant date fair value per share (in dollars per share):
Granted (in dollars per share)		$ 76.68	$ 61.78
Weighted-average market value, vested (in dollars per share)	$ 64.23
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period used for calculation of performance goals	3 years
Percentage of target shares earned	100.00%
Number of shares of common stock equivalent to each target share	1
Valuation Assumptions
Expected volatility	40.88%	22.26%	25.33%
Expected dividend yield	4.21%	2.82%	2.67%
Unvested stock awards (in shares):
Beginning balance (in shares)	1,333,803
Granted (in shares)	418,098
Canceled (in shares)	(344,131)
Payments (in shares)	(133,497)
Ending balance (in shares)	1,274,273	1,333,803
Weighted- average grant date fair value per share (in dollars per share):
Beginning balance (in dollars per share)	$ 79.39
Granted (in dollars per share)	78.55
Canceled (in dollars per share)	83.24
Payments (in dollars per share)	83.24
Ending balance (in dollars per share)	$ 77.67	$ 79.39
Weighted-average market value, vested (in dollars per share)		$ 83.45	$ 72.83
Minimum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target shares earned	0.00%
Maximum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target shares earned	150.00%